NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1. NATURE OF OPERATIONS

Advaxis, Inc. (“Advaxis” or the “Company”) is a clinical-stage biotechnology company focused on the development and commercialization of proprietary Listeria monocytogenes (“Lm”)-based antigen delivery products. The Company is using its Lm platform directed against tumor-specific targets in order to engage the patient’s immune system to destroy tumor cells. Through a license from the University of Pennsylvania, Advaxis has exclusive access to this proprietary formulation of attenuated Lm called Lm TechnologyTM. Advaxis’ proprietary approach is designed to deploy a unique mechanism of action that redirects the immune system to attack cancer in three distinct ways:

●	Alerting and training the immune system by activating multiple pathways in Antigen-Presenting Cells (“APCs”) with the equivalent of multiple adjuvants;
●	Attacking the tumor by generating a strong, cancer-specific T cell response; and
●	Breaking down tumor protection through suppression of the protective cells in the tumor microenvironment (“TME”) that shields the tumor from the immune system. This enables the activated T cells to begin working to attack the tumor cells.

Advaxis’ proprietary Lm platform technology has demonstrated clinical activity in several of its programs and has been dosed in over 470 patients across multiple clinical trials and in various tumor types. The Company believes that Lm Technology immunotherapies can complement and address significant unmet needs in the current oncology treatment landscape. Specifically, its product candidates have the potential to work synergistically with other immunotherapies, including checkpoint inhibitors, while having a generally well-tolerated safety profile.

Merger with Biosight

On July 4, 2021, the Company entered into a Merger Agreement (the “Merger Agreement”), subject to shareholder approval, with Biosight Ltd. (“Biosight”) and Advaxis Ltd. (“Merger Sub”), a direct, wholly-owned subsidiary of Advaxis. Under the terms of the agreement, Biosight will merge with and into Merger Sub, with Biosight continuing as the surviving company and a wholly-owned subsidiary of Advaxis (the “Merger”). Immediately after the merger, Advaxis stockholders as of immediately prior to the merger are expected to own approximately 25% of the outstanding shares of the combined company and former Biosight shareholders are expected to own approximately 75% of the outstanding shares of the combined company. The merger will be accounted for a reverse acquisition pursuant to ASC 805-40.

At the effective time of the Merger (the “Effective Time”), each share of share capital of Biosight (excluding certain Biosight shares that may be cancelled pursuant to the terms of the Merger Agreement) issued and outstanding immediately prior to the Effective Time will be converted into the right to receive a number of shares of Advaxis common stock, par value $0.001 per share, equal to the exchange ratio, 118.2009 shares of Advaxis common stock per Biosight share (subject to adjustment to account for the proposed Advaxis reverse stock split).

If the Merger Agreement is terminated under certain circumstances, Advaxis or Biosight, as applicable, will be required to pay the other party a termination fee up to $7,500,000.

Liquidity and Capital Resources

Liquidity and Management’s Plans

Similar to other development stage biotechnology companies, the Company’s products that are being developed have not generated significant revenue. As a result, the Company has suffered recurring losses and requires significant cash resources to execute its business plans. These losses are expected to continue for the foreseeable future.

As of July 31, 2021, the Company had approximately $45.3 million in cash and cash equivalents. Although the Company expects to have sufficient capital to fund its obligations, as they become due, in the ordinary course of business until at least October 2022, the actual amount of cash that it will need to operate is subject to many factors. Over the past year, the Company has taken steps to obtain additional financing, including conducting sales of its common stock through its at-the-market (“ATM”) program through A.G.P./Alliance Global Partners, an equity line financing arrangement with Lincoln Park Capital and the completion of a registered direct offering and concurrent private placement with two healthcare-focused, institutional investors in April 2021, as further described below. The Company also received aggregate proceeds of about $3.8 million during the nine months ended July 31, 2021 upon the exercise of outstanding warrants, which were payable upon exercise.

In April 2021, the Company entered into definitive agreements with two healthcare-focused, institutional investors for the purchase of (i) 17,577,400 shares of common stock, (ii) 7,671,937 pre-funded warrants to purchase 7,671,937 shares of common stock and (iii) registered common share purchase warrants to purchase 11,244,135 shares of common stock (“Accompanying Warrants”) in a registered direct offering (the “April 2021 Registered Direct Offering”). The Company also issued to the investors, in a concurrent private placement (the “April 2021 Private Placement” and together with the April 2021 Registered Direct Offering, the “April 2021 Offering”), unregistered common share purchase warrants to purchase 14,005,202 shares of the Company’s common stock (the “Private Placement Warrants”). The Company received gross proceeds of approximately $20 million, before deducting the fees and expenses payable by the Company in connection with the April 2021 Offering.

On November 27, 2020, the Company completed an underwritten public offering of 26,666,666 shares of common stock and common stock warrants to purchase up to 13,333,333 shares of common stock (the “November 2020 Offering”). On November 24, 2020, the underwriters notified the Company that they had exercised their option to purchase an additional 3,999,999 shares of common stock and 1,999,999 warrants in full. The Company received gross proceeds of approximately $9.2 million, before deducting the fees and expenses payable by the Company in connection with the November 2020 Offering.

The Company recognizes it will need to raise additional capital in order to continue to execute its business plan in the future. There is no assurance that additional financing will be available when needed or that management will be able to obtain financing on terms acceptable to the Company or whether the Company will become profitable and generate positive operating cash flow. If the Company is unable to raise sufficient additional funds, it will have to further scale back its operations.

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Advaxis, Inc. (“Advaxis” or the “Company”) is a clinical-stage biotechnology company focused on the development and commercialization of proprietary Listeria monocytogenes (“Lm”)-based antigen delivery products. The Company is using its Lm platform directed against tumor-specific targets in order to engage the patient’s immune system to destroy tumor cells. Through a license from the University of Pennsylvania, Advaxis has exclusive access to this proprietary formulation of attenuated Lm called Lm TechnologyTM. Advaxis’ proprietary approach is designed to deploy a unique mechanism of action that redirects the immune system to attack cancer in three distinct ways:

●	Alerting and training the immune system by activating multiple pathways in Antigen-Presenting Cells (“APCs”) with the equivalent of multiple adjuvants;
●	Attacking the tumor by generating a strong, cancer-specific T cell response; and
●	Breaking down tumor protection through suppression of the protective cells in the tumor microenvironment (“TME”) that shields the tumor from the immune system. This enables the activated T cells to begin working to attack the tumor cells.

Advaxis’ proprietary Lm platform technology has demonstrated clinical activity in several of its programs and has been dosed in over 470 patients across multiple clinical trials and in various tumor types. The Company believes that Lm Technology immunotherapies can complement and address significant unmet needs in the current oncology treatment landscape. Specifically, its product candidates have the potential to work synergistically with other immunotherapies, including checkpoint inhibitors, while having a generally well-tolerated safety profile.

Liquidity and Managements Plans

The Company has not yet commercialized any human products and the products that are being developed have not generated significant revenue. As a result, the Company has suffered recurring losses and requires significant cash resources to execute its business plans. These losses are expected to continue for an extended period of time. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern.

Historically, the Company’s major sources of cash have been comprised of proceeds from various public and private offerings of its common stock, debt financings, clinical collaborations, option and warrant exercises, income earned on investments and grants and interest income. From October 2013 through October 2020, the Company raised approximately $309.4 million in gross proceeds ($17.2 million in fiscal year 2020) from various public and private offerings of its common stock.

As of October 31, 2020, the Company had approximately $25.2 million in cash and cash equivalents. Although the Company expects to have sufficient capital to fund its obligations, as they become due, in the ordinary course of business until at least January 2022, the actual amount of cash that it will need to operate is subject to many factors. Over the past several months, the Company has taken steps to obtain additional financing, including the at-the-market (“ATM”) program and the equity line with Lincoln Park Capital. Due to the current state of the Company’s stock price and general market conditions, these programs have not been utilized to the fullest extent, thereby resulting in lower capital availability than anticipated. Management’s plans to mitigate an expected shortfall of capital and to support future operations include obtaining additional funds through partnerships or strategic or financing investors. The Company was able to raise additional funds subsequent to year end more fully described in the subsequent events footnote (Note 15). The Company has reduced its operating expenses to $26.7 million for the fiscal year ended October 31, 2020 as compared to $38.9 million during the comparable prior period. With these funds raised and a reduction in the operating expenses the Company believes that it has enough cash to fund its operations for one year from the date of filing. Therefore, such conditions of substantial doubt as of October 31, 2020 have subsequently been alleviated.

The Company recognizes it will need to raise additional capital in order to continue to execute its business plan in the future. There is no assurance that additional financing will be available when needed or that management will be able to obtain financing on terms acceptable to the Company or whether the Company will become profitable and generate positive operating cash flow. If the Company is unable to raise sufficient additional funds, it will have to further scale back its operations.